Related party transactions - Summary of transactions with other related parties (Details) £ in Thousands		1 Months Ended	6 Months Ended
	Jan. 24, 2025 shares	Jul. 31, 2025 shares	Jun. 30, 2025 GBP (£) shares	Jun. 30, 2024 GBP (£)
Related party transactions
Aggregate gain on directors' exercise of share options | £			£ 0	£ 0
Stuart Simpson
Related party transactions
Number of share options awarded	360,245
Employment contract, anti-dilution provision, related party's right of ownership after any awards are issued			2.40%
Stuart Simpson | Issuance of share options and restricted stock units
Related party transactions
Number of share options awarded		334,200
Dmhnal Slattery
Related party transactions
Number of share options awarded	814,700
Employment contract, anti-dilution provision, related party's right of ownership after any awards are issued			1.00%
Dmhnal Slattery | Issuance of share options and restricted stock units
Related party transactions
Number of share options awarded		139,250
Independent members of the Board of Directors
Related party transactions
Number of share options and restricted stock units awarded			36,808